Related party transactions (Details Narrative) - Rubicon Technologies L L C [Member] - Investors [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Proceeds from Related Party Debt	$ 1,600	$ 1,900
Accounts Receivable, Related Parties	$ 300	$ 200	$ 100